Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$977,639.11

Principal:
Principal Collections	$16,173,813.80
Prepayments in Full	$6,388,103.50
Liquidation Proceeds	$137,375.39
Recoveries	$43,276.09
Sub Total	$22,742,568.78
Collections	$23,720,207.89

Purchase Amounts:
Purchase Amounts Related to Principal	$98,741.66
Purchase Amounts Related to Interest	$299.17
Sub Total	$99,040.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,819,248.72

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,819,248.72
Servicing Fee	$492,436.35	$492,436.35	$0.00	$0.00	$23,326,812.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,326,812.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,326,812.37
Interest - Class A-3 Notes	$108,748.47	$108,748.47	$0.00	$0.00	$23,218,063.90
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$23,160,693.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,160,693.15
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$23,134,708.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,134,708.73
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$23,111,898.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,111,898.06
Regular Principal Payment	$20,805,385.47	$20,805,385.47	$0.00	$0.00	$2,306,512.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,306,512.59
Residual Released to Depositor	$0.00	$2,306,512.59	$0.00	$0.00	$0.00

Total		$23,819,248.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,805,385.47
Total					$20,805,385.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,805,385.47	$49.09	$108,748.47	$0.26	$20,914,133.94	$49.35
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$20,805,385.47	$15.81	$214,914.31	$0.16	$21,020,299.78	$15.97

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$318,288,210.94	0.7510694	$297,482,825.47	0.7019747
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$519,068,210.94	0.3944887	$498,262,825.47	0.3786767

Pool Information
Weighted Average APR	1.983%	1.976%
Weighted Average Remaining Term	40.53	39.70
Number of Receivables Outstanding	26,140	25,703
Pool Balance	$590,923,620.36	$567,981,475.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$545,384,341.20	$524,578,955.73
Pool Factor	0.4133552	0.3973070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$43,402,519.50
Targeted Overcollateralization Amount	$69,718,649.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,718,649.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$144,110.78
(Recoveries)		25	$43,276.09
Net Loss for Current Collection Period			$100,834.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2048%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2819%
Second Prior Collection Period			0.2860%
Prior Collection Period			0.4110%
Current Collection Period			0.2088%
Four Month Average (Current and Prior Three Collection Periods)			0.2969%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1159	$3,607,955.95
(Cumulative Recoveries)			$617,149.30
Cumulative Net Loss for All Collection Periods			$2,990,806.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2092%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,112.99
Average Net Loss for Receivables that have experienced a Realized Loss			$2,580.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	246	$6,766,875.90
61-90 Days Delinquent	0.17%	34	$968,468.10
91-120 Days Delinquent	0.03%	4	$142,067.80
Over 120 Days Delinquent	0.02%	3	$94,779.06
Total Delinquent Receivables	1.40%	287	$7,972,190.86

Repossession Inventory:
Repossessed in the Current Collection Period		7	$232,457.89
Total Repossessed Inventory		9	$328,828.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1278%
Prior Collection Period			0.1454%
Current Collection Period			0.1595%
Three Month Average			0.1442%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2122%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	25

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	97	$2,700,106.50
2 Months Extended	155	$4,299,863.32
3+ Months Extended	18	$557,570.13

Total Receivables Extended	270	$7,557,539.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer